Income taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income before income tax expense is attributed to the geographic locations
Domestic	$ (6,577)	$ 10,666	$ 23,836
Foreign	79,554	45,270	17,346
Income before income taxes	72,977	55,936	$ 41,182
Aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Balance at the beginning of the period	168
Decrease in tax positions of prior years	(168)
Increase in tax positions of current year	0
Balance at the end of the period	$ 0	$ 168